FAIR VALUE MEASUREMENTS - Term Deposits and Convertible Debt (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2018	Dec. 31, 2017
Carrying amounts and fair values of debt securities
Term deposits, non-current	₽ 0	₽ 5,005
Convertible debt	₽ 0
Carrying amount
Carrying amounts and fair values of debt securities
Term deposits, non-current		5,005
Convertible debt		(17,834)
Total		(12,829)
Fair value
Carrying amounts and fair values of debt securities
Term deposits, non-current		5,013
Convertible debt		(18,323)
Total		₽ (13,310)